Cash Value of Life Insurance - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Policyholders Account In Life Insurance Business [Abstract]
Cash value of life insurance	$ 17,348	$ 16,850	$ 16,836